Consolidated Statements of Cash Flows (Unaudited) (Parentheticals) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Net income taxes paid	$ 52,856	$ 19,801
Singapore [Member]
Net income taxes paid	400	54
Jurisdictions outside Singapore
Net income taxes paid	1,800	1,100
Norway
Net income taxes paid	700	1,000
Bhutan
Net income taxes paid	$ 1,100	$ 22